Discontinued Operation	12 Months Ended
Jun. 30, 2011
Discontinued Operation [Abstract]
Discontinued Operation
11.	Discontinued operation

On March 28, 2011 and June 8, 2011, the Company entered into a definitive agreement and amended and restated stock purchase agreement with First Win Technologies Ltd. and Mr. Tang Ben Guo, one of Noah's founders and the former President and Chief Operating Officer of the Company (collectively reported to as the "Definitive Agreement") to sell ELP business of the Group and operating assets to First Win Technologies Ltd. (the "Purchaser"), a company wholly owned by Mr. Tang Ben Guo, at consideration of RMB100,000,000. Upon certain adjustments to the consideration pursuant to the Definitive Agreement, the net cash consideration is RMB87,532,200 (the "Purchase Price") and the closing date was June 8, 2011.

Upon the completion of the transaction, the Purchaser acquired the ELP business and net operating assets (excluding the English and Chinese versions of the "Noah" trademark, cash held by the ELP subsidiaries and the Company's office facilities in Chengdu and Shenzhen) (the "Target Assets") from the Company.

Under the Definitive Agreement, the Purchase Price is paid to the Company in three installments: (i) 40% of the Purchase Price will be paid on or before April 12, 2011; (ii) 30% of the Purchase Price will be paid within three months after the date of the first payment, subject to consummation of the closing of the purchase and sale of the Target Assets; and (iii) the remaining 30% of the Purchase Price will be paid at the later of (a) six months after the date of the first payment and (b) the substantial completion of the restructuring to carve out the Target Assets.

In accordance with ASC 360-10, the result of ELP business have been excluded from continuing operations and reported as discontinued operation for the current and prior periods.

The income (loss) from discontinued operation for the relevant periods is analyzed as follow:

	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Net revenue	666,438,168	640,390,206	211,532,854	32,727,292
Cost of revenue	(322,433,323)	(350,260,106)	(159,852,909)	(24,731,633)

Gross profit	344,004,845	290,130,100	51,679,945	7,995,659
Total operating expenses	(303,868,536)	(316,726,676)	(211,808,585)	(32,769,952)
Impairment loss on account receivables	—	—	(162,710,320)	(25,173,717)
Impairment loss on inventory	—	—	(82,411,248)	(12,750,251)
Gain on disposal of ELP business	—	—	11,936,125	1,846,697
Other operating income	45,575,781	41,350,601	13,078,951	2,023,509
Income tax (expenses) benefits	(254,883)	1,768,970	(2,280,109)	(352,767)

Net income (loss) from discontinued operation	85,457,207	16,522,995	(382,515,241)	(59,180,822)

The net assets of the discontinued operation at the date of disposal were as follows:

	RMB	US$
Bank balances and cash	11,958,919	1,850,223
Note receivables	200,000	30,943
Accounts receivables, net	42,994,974	6,651,965
Prepaid expenses and other current assets	30,010,567	4,643,083
Inventories	31,177,645	4,823,647
Property, plant and equipment, net	8,180,075	1,265,580
Intangible assets, net	1,698,108	262,723
Accounts payables	(16,108,694)	(2,492,256)
Advances from customers	(10,751,418)	(1,663,405)
Other payables and accruals	(11,810,287)	(1,827,228)
Income tax payables	(17,689)	(2,737)

Net assets	87,532,200	13,542,538

Satisfied by:
Cash	87,532,200	13,542,538

Net cash inflow arising on disposal
Total cash consideration	87,532,200	13,542,538
Less: Bank balances and cash disposed of	(11,958,919)	(1,850,223)
Related party receivables (note 20)	(47,532,200)	(7,353,941)

	28,041,081	4,338,374